Share Capital (Details)	12 Months Ended
Jun. 30, 2022 AUD ($) $ / shares
Disclosure Of Classes Of Share Capital Text Block Abstract
Payment for services | $	$ 70,000
New fully paid ordinary per share | $ / shares	$ 0.16